SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [abstract]
Disclosure of detailed information about property, plant and equipment
	Estimated usage period	Estimated residuals rate
Buildings	12 to 50 years	3%
Equipment, machinery and others	4 to 30 years	3%